Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) member year	Dec. 31, 2021 CHF (SFr) member	Dec. 31, 2020 CHF (SFr)
Activity in loans to related parties
Loan exposure to related parties not made in ordinary course of business	SFr 0	SFr 0	SFr 0
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	18	13	32
Additions	1	10	5
Reductions	(13)	(5)	(24)
Balance at end of period	SFr 6	SFr 18	13
Loans to members of the Executive Board, number of members | member	4	8
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 4
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	7	SFr 9	9
Additions	0	2	0
Reductions	(3)	(4)	0
Balance at end of period	SFr 4	SFr 7	9
Loans to members of the Board of Directors, number of members | member	2	3
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 378	SFr 414	299
Net borrowings/(repayments)	29	(36)	115
Balance at end of period	407	378	414
Bank
Activity in loans to related parties
Balance at beginning of period	8,683
Balance at end of period	3,949	8,683
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	18	13	32
Additions	1	10	5
Reductions	(13)	(5)	(24)
Balance at end of period	SFr 6	SFr 18	13
Loans to members of the Executive Board, number of members | member	4	8
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 7	SFr 9	9
Additions	0	2	0
Reductions	(3)	(4)	0
Balance at end of period	SFr 4	SFr 7	SFr 9
Loans to members of the Board of Directors, number of members | member	2	3